Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)

NOTE 15 – ACCUMULATED OTHER COMPREHENSIVE INCOME

The following tables present the changes in accumulated other comprehensive income (loss) (in thousands) by component, net of tax, for the years ended December 31, 2015 and 2014:

Unrealized gains on
available for sale
securities (a)
Balance as of December 31, 2014	$462
Other comprehensive income before reclassification	439
Amount reclassified from accumulated other comprehensive income	(413)
Total other comprehensive income	26
Balance as of December 31, 2015	$488

Unrealized gains on
available for sale
securities (a)
Balance as of December 31, 2013	$(2,602)
Other comprehensive income before reclassification	3,836
Amount reclassified from accumulated other comprehensive income	(772)
Total other comprehensive income	3,064
Balance as of December 31, 2014	$462

(a) All amounts are net of tax. Amounts in parentheses indicate debits.

The following table presents significant amounts reclassified out of each component of accumulated other comprehensive income (loss) (in thousands) for the year ended December 31, 2015:

	Amount Reclassified
	From Accumulated		Affected Line Item in
	Other		Consolidated
	Comprehensive		Statement of
Details about other comprehensive income	Income (Loss) (a)		Income

	Twelve months	Twelve months
	ended	ended
	December 31,	December 31,
	2015	2014
Unrealized gains on available for sale securities	$626	$1,170	Net realized gains on sales of securities
	(213)	(398)	Income tax expense
	$413	$772	Net of tax

Amounts in parentheses indicate debits to net income.